SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
19.	SUBSEQUENT EVENTS

On January 8, 2014, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $ 2,478,105 (RMB15,000,000) with a floating interest rate which will be approximately 7.5% in 2014. The loan is due on January 8, 2015. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building and guaranteed by an officer of the Company.

On January 20, 2014, the Company repaid the loan in the amount of $ 1,651,970 (RMB10,000,000) with Industrial and Commercial Bank of China Limited (ICBC) and the loan in the amount of $ 825,985 (RMB5,000,000) with Nanjing Bank Company Limited (Beijing Branch).

On February 25, 2014, the Company issued 734,700 common shares in a registered offering at the price of $9.12 per common share to the investors, and issued warrants to purchase 220,410 common shares at the price of $11.86 per common share to the investors. The Company received $6,700,464 in gross proceeds in connection with the sale of such shares (not including proceeds from warrant exercises), and after payment of expenses, the Company received approximately $6,074,000 in net proceeds from such sale.